COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Apr. 30, 2018	Jan. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 9 – COMMITMENTS AND CONTINGENCIES

Effective May 3, 2017, the Company entered into an employment agreement with its new chief executive officer. Under the agreement, the Company agreed to compensate the officer $36,000 annually and to provide him with 10 million shares of common stock, if the agreement is renewed after the first year. During the year ended January 31, 2018, a pro-rated accrual of $ 333,333 of management compensation was recorded in the financial statements based on the share value of $ 0.05 per share and recorded as accrued expenses-related party. For the period ended April 30, 2018 an additional accrual of of $ 167,000 of management compensation has been recorded in the financial statements based on the share value of $ 0.05 per share.

Gimwork Project LP agreed to provide office space without charge until 2015. The Company was required to pay the monthly rent of $4,500 starting in 2015. Rent expense of $58,500 was recorded as of January 31, 2016. The related party has agreed to waive accrued rent of $ 58,500 as of January 31, 2016. The forgiveness of rent was recorded as an increase in additional paid in capital. As of February 1, 2016, no additional rent expense has been charged to the company.

Effective May 3, 2017, the Company entered into an employment agreement with its new chief executive officer. Under the agreement, the Company agreed to compensate the officer $36,000 annually and to provide him with 10 million shares of common stock, if the agreement is renewed after the first year. For the period ended January 31, 2018 a pro-rated accrual of $ 333,333 of management compensation has been recorded in the financial statements based on the share value of $ 0.05 per share and recorded as a credit to additional paid in capital.